Fair Value Measurements - Summary of Changes in Fair Value of the Warrant Liabilities (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2021	$ 0
Warrants [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 14, 2021 (inception)	0
Initial measurement on March 9, 2021 (Initial Public Offering)	19,368,344
Change in fair value	268,729
Transfer to Level 1	(10,087,199)
Fair value as of December 31, 2021	9,549,874
Private Placement Warrants [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 14, 2021 (inception)	0
Initial measurement on March 9, 2021 (Initial Public Offering)	9,027,379
Change in fair value	522,495
Fair value as of December 31, 2021	9,549,874
Public Warrants [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 14, 2021 (inception)	0
Initial measurement on March 9, 2021 (Initial Public Offering)	10,340,965
Change in fair value	(253,766)
Transfer to Level 1	(10,087,199)
Fair value as of December 31, 2021	$ 0